EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Foreign currency translation reserves	$ (681,916,160)	$ (599,259,259)	$ (556,832,899)
Movement in foreign currency translation reserve	(82,656,901)	(42,426,360)	(61,349,533)
Brazil
EQUITY
Foreign currency translation reserves	(140,318,584)	(149,362,866)	(106,141,988)
Movement in foreign currency translation reserve	9,044,282	(43,220,877)	34,620,409
Argentina
EQUITY
Foreign currency translation reserves	(595,379,875)	(481,188,361)	(464,946,783)
Movement in foreign currency translation reserve	(114,191,514)	(16,241,578)	(103,957,934)
Paraguay
EQUITY
Foreign currency translation reserves	53,782,299	31,291,968	14,255,872
Movement in foreign currency translation reserve	$ 22,490,331	$ 17,036,095	$ 7,987,992